Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
12.	SUBSEQUENT EVENTS

Issuance of Common Stock

On January 16, 2023, we issued 18,000 shares of common stock for investor relations services from January 16, 2023 through July 16, 2023. Per the agreement  an additional 18,000 shares of common stock will be issued on April 16, 2023 if their services are still in place per the contract.

On March 8, 2023, we entered into an agreement with The Money Channel NYC Inc. for media services, pursuant to which we agreed to issue 22,500 shares of common stock on March 8, 2023 and an additional 22,500 shares of common stock every ninety days after the execution date of the contract until termination of the agreement. The term of the agreement extends for 180 days, and renews automatically until we provide written notice prior to the end of the term.

Issuance of Options

From January 1 to March 20, 2023 we issued 638,710 options at a weighted exercise price of $4.10 to employees and consultants.